Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2022
Property, plant and equipment [abstract]
Schedule of property plant and equipment

		Accumulated			Accumulated
	Cost	depreciation	12.31.2022	Cost	depreciation	12.31.2021
In service
Reservoirs, dams and aqueducts	8,200,744	(4,925,970)	3,274,774	8,161,702	(4,776,639)	3,385,063
Machinery and equipment	8,951,061	(3,060,695)	5,890,366	8,409,689	(2,840,114)	5,569,575
Buildings	2,001,801	(1,160,549)	841,252	1,993,695	(1,125,862)	867,833
Land	510,681	(59,157)	451,524	508,164	(49,046)	459,118
Vehicles and aircraft	35,457	(33,115)	2,342	33,871	(32,756)	1,115
Furniture and fixtures	17,007	(10,871)	6,136	16,400	(10,966)	5,434
(-) Impairment (16.4)	(785,205)	-	(785,205)	(710,509)	-	(710,509)
(-) Special Obligations	(748)	330	(418)	(792)	290	(502)
	18,930,798	(9,250,027)	9,680,771	18,412,220	(8,835,093)	9,577,127

In progress
Cost	575,080	-	575,080	752,846	-	752,846
(-) Impairment (16.4)	(186,383)	-	(186,383)	(187,382)	-	(187,382)
	388,697	-	388,697	565,464	-	565,464
	19,319,495	(9,250,027)	10,069,468	18,977,684	(8,835,093)	10,142,591

Schedule of changes in property plant and equipment

	Balance as of January 1, 2022	Additions / Impairment	Depreciation	Loss on disposal	Transfers	Balance as of December 31, 2022
In service
Reservoirs, dams and aqueducts	3,385,063	-	(149,331)	-	39,042	3,274,774
Machinery and equipment	5,569,575	-	(333,396)	(29,678)	683,865	5,890,366
Buildings	867,833	-	(35,834)	(333)	9,586	841,252
Land	459,118	-	(10,111)	(381)	2,898	451,524
Vehicles and aircraft	1,115	-	(389)	-	1,616	2,342
Furniture and fixtures	5,434	-	(584)	(111)	1,397	6,136
(-) Impairment (16.4)	(710,509)	(74,696)	-	-	-	(785,205)
(-) Special Obligations	(502)	-	125	-	(41)	(418)
	9,577,127	(74,696)	(529,520)	(30,503)	738,363	9,680,771
In progress
Cost	752,846	559,318	-	(12,338)	(724,746)	575,080
(-) Impairment (16.4)	(187,382)	999	-	-	-	(186,383)
	565,464	560,317	-	(12,338)	(724,746)	388,697
	10,142,591	485,621	(529,520)	(42,841)	13,617	10,069,468

	Balance as of January 1, 2021	Additions / Impairment	Depreciation	Loss on disposal	Transfers	Copel Telecom Disposal	Other (b)	Balance as of December 31, 2021
In service
Reservoirs, dams and aqueducts	3,481,391	-	(174,810)	2,147	76,335	-	-	3,385,063
Machinery and equipment	5,647,220	-	(375,430)	(26,345)	174,615	(605,042)	754,557	5,569,575
Buildings	872,575	-	(38,629)	(506)	35,060	(667)	-	867,833
Land	451,908	-	(10,777)	(763)	18,848	(98)	-	459,118
Vehicles and aircraft	1,892	-	(835)	(68)	134	(8)	-	1,115
Furniture and fixtures	6,816	-	(1,079)	(46)	1,562	(1,819)	-	5,434
(-) Impairment (16.4)	(925,521)	215,012	-	-	-	-	-	(710,509)
(-) Impairment Copel TEL	(27,928)	1,989	-	-	-	25,939	-	-
(-) Special Obligations	(251)	-	89	-	(340)	-	-	(502)
(-) Reclassification (a)	(622,988)	-	-	-	41,293	581,695	-	-
	8,885,114	217,001	(601,471)	(25,581)	347,507	-	754,557	9,577,127
In progress
Cost	795,816	406,173	-	(42,655)	(335,975)	(70,513)	-	752,846
(-) Impairment (16.4)	(120,308)	(67,074)	-	-	-	-	-	(187,382)
(-) Impairment Copel TEL	(3,853)	3,103	-	-	-	750	-	-
(-) Reclassification (a)	(61,309)	-	-	-	(8,454)	69,763	-	-
	610,346	342,202	-	(42,655)	(344,429)	-	-	565,464
	9,495,460	559,203	(601,471)	(68,236)	3,078	-	754,557	10,142,591
(a)	Reclassification to Assets classified as held for sale (Note 39).
(b)	Effects of acquisition of Vilas Complex (Note 1.2 of Financial Statements as of December 31, 2021)

Schedule of joint operations property plant and equipment

	Share	Annual average
Joint operations	Copel GeT (%)	depreciation rate(%)	12.31.2022	12.31.2021
HPP Gov. Jayme Canet Júnior (Mauá) - Consórcio
Energético Cruzeiro do Sul	51.0
In service			859,882	859,926
(-) Accumulated depreciation		2.90	(288,728)	(263,792)
In progress			19,899	20,527
			591,053	616,661
HPP Baixo Iguaçu	30.0
In service			693,487	692,395
(-) Accumulated depreciation		3.28	(87,278)	(64,519)
In progress			55,863	56,027
			662,072	683,903
			1,253,125	1,300,564

Schedule of impairment balances

	Property, Plant and Equipment
	Cost	Depreciation	Impairment	Value in use
HPP Colíder	2,558,634	(320,171)	(632,559)	1,605,904
UEGA	686,498	(384,810)	(108,132)	193,556
Consórcio Tapajós (a)	14,879	-	(14,879)	-
Power plants in Paraná	1,052,717	(130,051)	(216,018)	706,648
	4,312,728	(835,032)	(971,588)	2,506,108
(a)	Project under development

Schedule of impairment of property plant and equipment

	Balance as of January 1, 2021	Impairment / Reversal	Balance as of December 31, 2021	Impairment / Reversal	Balance as of December 31, 2022
In service
HPP Colíder	(683,193)	43,664	(639,529)	6,970	(632,559)
UEGA	(138,777)	138,777	-	(108,132)	(108,132)
Power plants in Paraná	(103,551)	32,571	(70,980)	26,466	(44,514)
	(925,521)	215,012	(710,509)	(74,696)	(785,205)
In progress
Consórcio Tapajós	(14,464)	(415)	(14,879)	-	(14,879)
Power plants in Paraná	(105,844)	(66,659)	(172,503)	999	(171,504)
	(120,308)	(67,074)	(187,382)	999	(186,383)
	(1,045,829)	147,938	(897,891)	(73,697)	(971,588)

Schedule of impairment risk

	Discount		RV/BV-1	RV/BV-1
Cash-generating units	rate	RV/BV-1	(5% Variation)	(10% Variation)	Impairment Risk
Wind power Assets
São Bento Complex (a)	8.06%	59.64%	55.18%	50.93%	-
Brisa I Complex(b)	8.06%	58.38%	53.76%	49.35%	-
Brisa II Complex(c)	8.06%	55.70%	50.85%	46.24%	-
Bento Miguel Complex (d)	8.06%	15.96%	12.23%	8.70%	-
Cutia Complex (e)	8.06%	11.67%	8.36%	5.21%	-
Jandaíra Complex (f)	5.61%	29.61%	25.92%	22.41%	-
Vilas Complex (g)	5.44%	43.11%	38.61%	34.35%	-
Hydric Assets
Foz do Areia	5.71%	29.95%	29.58%	29.21%	-
Segredo	5.71%	96.90%	94.04%	91.24%	-
Caxias	5.71%	73.31%	70.52%	67.81%	-
Guaricana	5.71%	31.92%	30.77%	29.63%	-
Chaminé	5.71%	61.48%	60.03%	58.61%	-
Apucaraninha	5.71%	28.85%	27.83%	26.81%	-
Mauá	5.71%	106.38%	101.73%	97.25%	-
Marumbi	5.71%	30.16%	22.67%	20.19%	-
Cavernoso II	5.71%	28.09%	24.87%	21.79%	-
Bela Vista	7.67%	56.29%	49.96%	44.51%	-
Elejor	7.00%	9.45%	6.89%	1.82%	-
(a)	Contemplates the GE Boa Vista, GE Farol, GE Olho D’Água e GE São Bento do Norte wind farms.
(b)	Contemplates the Nova Asa Branca I, Nova Asa Branca II, Nova Asa Branca III e Nova Eurus IV wind farms.
(c)	Contemplates the Santa Maria, Santa Helena e Ventos de Santo Uriel wind farms.
(d)	Contemplates the São Bento do Norte I, São Bento do Norte II, São Bento do Norte III, São Miguel I, São Miguel II and GE São Miguel III wind farms.
(e)	Contemplates the Cutia, Guajiru, Jangada, Maria Helena, Potiguar, Esperança e Paraíso dos Ventos wind farms.
(f)	Contemplates the Jandaíra I, Jandaíra II, Jandaíra III e Jandaíra IV wind farms.
(g)	Contemplates the Potiguar B61, Potiguar B141, Potiguar B142, Potiguar B143 e Ventos de Vila Paraíba IV wind farms.

Schedule of average depreciation rates

Depreciation rates (%)	12.31.2022	12.31.2021	12.31.2020
Average generation segment rates (Note 16.6.1)
General equipment	6.25	6.25	6.26
Machinery and equipment	3.68	3.68	3.39
Generations	3.42	3.42	3.73
Reservoirs, dams and ducts	2.67	2.56	2.68
Hydraulic turbines	2.89	2.90	2.93
Gas and steam turbines	4.00	4.00	4.00
Gas processing	3.00	3.00	3.00
Wind power plant unit	4.94	4.98	4.94
Buildings	3.07	3.15	3.15
Average rates for central government assets
Buildings	3.33	3.33	3.35
Machinery and office equipment	6.25	6.27	6.25
Furniture and fixtures	6.25	6.30	6.25
Vehicles	14.29	14.29	14.29